COLUMBIA TAX-EXEMPT FUND
                        COLUMBIA TAX-EXEMPT INSURED FUND
                             COLUMBIA UTILITIES FUND

                           Supplement to Prospectuses
                               Dated April 5, 2004
                   (Replacing Supplement dated April 1, 2004)




1. Columbia Management Advisors, Inc. ("CMA"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFDI") the distributor of the Fund's shares, and certain of their affiliates (collectively, "Columbia") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. Columbia has not uncovered any instances where CMA or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against CMA and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against CMA and CFDI alleging that CMA and CFDI had violated certain New York anti-fraud statutes. If either CMA or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent CMA, CFDI or any company that is an affiliated person of CMA and CFDI from serving as an investment adviser or distributor for any registered investment company, including your fund. Your fund has been informed by CMA and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment adviser and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, CMA and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CMA and CFDI agreed, inter alia, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CMA and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review CMA's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.


2. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of this acquisition, CMA and CFDI are now indirect wholly-owned subsidiaries of Bank of America Corporation.




                                                                  April 5, 2004

COLUMBIA TAX-EXEMPT FUNDS                    Prospectus, April 1, 2004

COLUMBIA TAX-EXEMPT FUND

COLUMBIA TAX-EXEMPT INSURED FUND
CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS                                               2
---------------------------------------------------------
Each of these sections discusses the following
topics: Investment Goal, Principal Investment
Strategies, Principal Investment Risks, Performance
History and Your Expenses
Columbia Tax-Exempt Fund.............................   2
Columbia Tax-Exempt Insured Fund.....................   7

YOUR ACCOUNT                                           12
---------------------------------------------------------
How to Buy Shares....................................  12
Sales Charges........................................  13
How to Exchange Shares...............................  16
How to Sell Shares...................................  16
Fund Policy on Trading of Fund Shares................  18
Distribution and Service Fees........................  18
Other Information About Your Account.................  18

MANAGING THE FUNDS                                     21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Manager....................................  21

OTHER INVESTMENT
STRATEGIES AND RISKS                                   22
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   24
---------------------------------------------------------
Columbia Tax-Exempt Fund.............................  24
Columbia Tax-Exempt Insured Fund.....................  27

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds. Under normal market conditions, the Fund invests at least 65% of its total assets in tax-exempt bonds that are rated investment grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. Bonds subject to the alternative minimum tax will not be counted for purposes of the 80% test described above. The Fund's investment advisor may purchase bonds of any maturity.

The Fund may invest up to 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (i) bonds rated below investment grade by a nationally recognized rating agency and (ii) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of its total assets.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT BONDS

              Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt
              bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar
              maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

----
 2

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers
              Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees,
              expenses or taxes and are not professionally managed. The
              Fund's returns are also compared to the average return of the funds included in the Lipper General Municipal Debt Funds
              Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       -6.27%     17.64%      2.68%      9.60%      6.67%     -4.91%     10.81%      3.22%      9.63%      6.15%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003



                                                          For the periods shown in bar chart:
                                                          Best quarter: 1st quarter 1995, +7.75%
                                                          Worst quarter: 1st quarter 1994, -5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

----
 4

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 1.11            3.81             4.78
  Return After Taxes on Distributions                                 1.10            3.81             4.75
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              2.23            3.94             4.80
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 0.36            3.70             4.51
  Return After Taxes on Distributions                                 0.36            3.70             4.47
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              1.55            3.77             4.49
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                 4.52            4.19             4.61(1)
  Return After Taxes on Distributions                                 4.51            4.19             4.57(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              4.30            4.20             4.58(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                      5.31            5.83             6.03
-------------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                    4.75            4.52             4.98

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 21, 1978, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.53            0.53            0.53
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.20            0.95            0.95(2)
-------------------------------------------------------------------------------------------------------
Other expenses(3) (%)                                            0.15            0.15            0.15
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(1) (%)                      0.88            1.63            1.63(2)

 (1) The Fund's advisor has voluntarily agreed to waive 0.03% of the advisory fees. As a result, the actual management fee for each share class would be 0.50%, and total annual fund operating expenses for Class A, B, and C shares would be 0.85%, 1.60% and 1.45%, respectively.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.80% and total annual fund operating expenses for Class C shares would be 1.45% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.

 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $561           $742             $939           $1,508
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $166           $514             $887           $1,732
          sold all your shares at
          the end of the period                                   $666           $814           $1,087           $1,732
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $166           $514             $887           $1,933
          sold all your shares at
          the end of the period                                   $266           $514             $887           $1,933

----
 6

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds that are fully insured as to the payment of interest and principal. As an alternative to purchasing insured bonds, the investment advisor may purchase uninsured bonds and simultaneously purchase insurance for these bonds. The remaining 20% of the Fund's total assets may be invested in uninsured tax-exempt bonds. Under normal market conditions, the Fund invests all of its assets in tax-exempt bonds that are rated investment-grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. The Fund's investment advisor currently anticipates that most of the insured bonds purchased by the Fund will have the highest credit rating given by a nationally recognized rating agency. Not more than 20% of the Fund's total assets will be rated BBB or Baa. Bonds subject to alternative minimum tax will not be counted for purposes of the 80% test described above.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT BONDS

              Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

              UNDERSTANDING TAX-EXEMPT INSURANCE

              The insurance feature of the Fund's tax-exempt bonds helps to reduce certain financial risks. The insurance may take any of the following forms: (i) the issuer of the bond obtains the insurance at the time the bond is issued; (ii) the Fund buys uninsured tax-exempt bonds and simultaneously insures these specific bonds until their maturity date; and (iii) the Fund buys an insurance policy to cover specific bonds only while the Fund holds the bonds.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

While insurance reduces credit risk by insuring that the Fund will receive payment of principal and interest, it does not protect against fluctuations in the value of the Fund's shares caused by changes in interest rates or other factors. Also, insurance premiums, which are paid from the Fund's assets, reduce the Fund's yield.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 8

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers
              Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees,
              expenses or taxes and are not professionally managed. The
              Fund's returns are also compared to the average return of the funds included in the Lipper Insured Municipal Debt Universe
              Funds Category (Lipper Average), as calculated by Lipper,
              Inc. This category is composed of funds with investment
              objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)



                                  (BAR CHART)

                       -6.15%     17.38%      2.26%      9.45%      5.60%    -3.76%     14.13%      3.82%     10.52%      5.07%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003



                                                 For the periods shown in bar chart:
                                                 Best quarter: 1st quarter 1995, +7.24%
                                                 Worst quarter: 1st quarter 1994, -5.56%

                                                                            ----

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                  0.08           4.75             5.09
  Return After Taxes on Distributions                                 -0.12           4.56             4.94
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               1.51           4.58             4.93
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 -0.71           4.66             4.81
  Return After Taxes on Distributions                                 -0.92           4.46             4.67
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               0.79           4.42             4.61
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                  3.60           5.28             5.02(1)
  Return After Taxes on Distributions                                  3.39           5.08             4.87(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               3.70           4.99             4.81(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                       5.31           5.83             6.03
-------------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                     4.47           4.77             5.08

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 20, 1985, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years.
             -------------------------------------------------------------------

----
 10

THE FUNDS -- COLUMBIA TAX-EXEMPT INSURED FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee (%)                                               0.57            0.57            0.57
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.20            0.95           0.95(1)
-------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                            0.22            0.22            0.22
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.99            1.74            1.74(1)

 (1) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses would be 1.44%. This arrangement may be modified or terminated by the distributor at any time.

 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $571           $775             $996           $1,630
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $177           $548             $944           $1,853
          sold all your shares at
          the end of the period                                   $677           $848           $1,144           $1,853
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $177           $548             $944           $2,052
          sold all your shares at the end of the period           $277           $548             $944           $2,052

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide this information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              Each Fund reserves the right to change these investment
              minimums. Each Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic funds    You may purchase shares of the Fund by electronically
transfer               transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 12

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              Each Fund offers three classes of shares in this prospectus
              -- CLASS A, B and C. Each share class has its own sales
              charge and expense structure. Determining which share class is best for you depends on the dollar amount you are
              investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class
              C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.
             -------------------------------------------------------------------
CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

----
 14

YOUR ACCOUNT

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a

                                                                            ----

YOUR ACCOUNT

non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

----
 16

YOUR ACCOUNT

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of a Fund by check writing. The check
                       must be at least $500 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

                                                                            ----

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of each Fund's shares may disrupt portfolio management and increase each Fund's expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.60% annually for Columbia Tax-Exempt Fund and 0.45% for Columbia Tax-Exempt Insured Fund. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

----
 18

YOUR ACCOUNT

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Funds, net of expenses incurred by each Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                       for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              Each Fund may earn income from the securities it holds. Each
              Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Funds declare dividends daily and pay them monthly, and declare and pay any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. Each Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

No significant part of Fund distributions is expected to be derived from qualified dividend income.

----
 20

MANAGING THE FUNDS

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Tax-Exempt Fund and Tax-Exempt Insured Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by each Fund, amounted to 0.50% and 0.54%, respectively, of average daily net assets of each Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
GARY SWAYZE, a senior vice president of Columbia Management, has managed the Columbia Tax-Exempt Fund since March, 2004 and has managed the Columbia Tax-Exempt Insured Fund since September, 1997. Mr. Swayze has been associated with Columbia Management or its affiliates since 1997 and has over 28 years of investment experience.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The
Funds -- Principal Investment Risks". This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

----
 22

OTHER INVESTMENT STRATEGIES AND RISKS

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of a lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than prices of bonds with similar maturities. The market value of inverse floaters falls when long-term rates rise, but will fall further than the market value of a bond with a similar maturity (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of a Fund's total assets in inverse floating rate obligations.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in each Fund's Annual Report. You can request a free annual report by calling 1-800-426-3750.

COLUMBIA TAX-EXEMPT FUND

                                                                         YEAR ENDED NOVEMBER 30,
                                              2003              2002              2001              2000              1999
                                             Class A           Class A           Class A           Class A           Class A
                                            ---------         ---------         ---------         ---------         ---------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                         13.16             13.13             12.80             12.67             14.11
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                          0.60(a)           0.66(a)(b)        0.67(a)           0.69(c)           0.68
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                      0.44              0.02(b)           0.32              0.12             (1.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 1.04              0.68              0.99              0.81             (0.52)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                    (0.60)            (0.65)            (0.66)            (0.68)            (0.67)
  In excess of net investment income               --                --                --                --             (0.02)
  From net realized gains                          --                --                --                --             (0.18)
  In excess of net realized gains                  --                --                --                --             (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                    (0.60)            (0.65)            (0.66)            (0.68)            (0.92)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                               13.60             13.16             13.13             12.80             12.67
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                              8.05(e)           5.26(e)           7.80(e)           6.67             (3.87)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                    0.94              0.94              0.98              1.00              0.99
  Net investment income(f)                       4.50              5.01(b)           5.07              5.50              5.09
  Waiver/reimbursement                           0.03              0.03              0.01                --                --
Portfolio turnover rate (%)                        11                19                15                15                37
Net assets, end of period (000's) ($)       1,837,693         1,900,366         1,955,802         1,859,311         2,033,762

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.

----
 24

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class B          Class B          Class B          Class B          Class B
                                                 ------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                           13.16            13.13            12.80            12.67            14.11
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                            0.50(a)          0.56(a)(b)       0.57(a)          0.60(c)          0.58
  Net realized and unrealized gain (loss) on
  investments and futures contracts                0.44             0.02(b)          0.32             0.12            (1.20)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.94             0.58             0.89             0.72            (0.62)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.50)           (0.55)           (0.56)           (0.59)           (0.58)
  In excess of net investment income                 --               --               --               --            (0.01)
  From net realized gains                            --               --               --               --            (0.18)
  In excess of net realized gains                    --               --               --               --            (0.05)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.50)           (0.55)           (0.56)           (0.59)           (0.82)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                 13.60            13.16            13.13            12.80            12.67
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                7.25(e)          4.47(e)          7.02(e)          5.88            (4.59)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                      1.69             1.69             1.73             1.75             1.74
  Net investment income(f)                         3.75             4.26(b)          4.31             4.75             4.34
  Waiver/reimbursement                             0.03             0.03             0.01               --               --
Portfolio turnover rate (%)                          11               19               15               15               37
Net assets, end of period (000's) ($)            64,990           81,766          128,813          184,298          279,285

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT FUND

                                                                           YEAR ENDED NOVEMBER 30,
                                                   2003             2002             2001             2000             1999
                                                 Class C          Class C          Class C          Class C          Class C
                                                  ------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            13.16            13.13            12.80            12.67            14.11
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                             0.51(a)          0.58(a)(b)       0.61(a)          0.62(c)          0.60
  Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.45             0.02(b)          0.30             0.12            (1.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.96             0.60             0.91             0.74            (0.60)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                       (0.52)           (0.57)           (0.58)           (0.61)           (0.60)
  In excess of net investment income                  --               --               --               --            (0.01)
  From net realized gains                             --               --               --               --            (0.18)
  In excess of net realized gains                     --               --               --               --            (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (0.52)           (0.57)           (0.58)           (0.61)           (0.84)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  13.60            13.16            13.13            12.80            12.67
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                              7.41             4.63             7.18             6.01            (4.45)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                       1.54             1.54             1.58             1.60             1.59
  Net investment income(f)                          3.90             4.41(b)          4.47             4.90             4.49
  Waiver/reimbursement                              0.18             0.18             0.16             0.15             0.15
Portfolio turnover rate (%)                           11               19               15               15               37
Net assets, end of period (000's) ($)             12,450           13,165            8,468            5,100            4,610

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.

----
 26

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class A          Class A          Class A          Class A          Class A
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            8.56             8.55             8.24             7.92             8.62
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                            0.34(a)          0.35(a)(b)       0.37(a)          0.38(c)          0.37
  Net realized and unrealized gain (loss) on
  investments and futures contracts                0.28             0.11(b)          0.37             0.35            (0.61)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.62             0.46             0.74             0.73            (0.24)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.33)           (0.34)           (0.36)           (0.38)           (0.37)
  From net realized gains                         (0.04)           (0.11)           (0.07)           (0.03)           (0.09)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.37)           (0.45)           (0.43)           (0.41)           (0.46)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  8.81             8.56             8.55             8.24             7.92
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                              7.39(e)            5.61             9.15             9.51            (2.87)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                      1.06             1.06             1.09             1.07             1.09
  Net investment income(f)                         3.88             4.10(b)          4.32             4.81             4.53
  Waiver/reimbursement                             0.02               --               --               --               --
Portfolio turnover rate (%)                           5               11                9               15                5
Net assets, end of period (000's) ($)           143,982          147,826          146,965          135,291          140,759

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class B          Class B          Class B          Class B          Class B
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            8.56             8.55             8.24             7.92             8.62
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                            0.27(a)          0.28(a)(b)       0.30(a)          0.32(c)          0.31
  Net realized and unrealized gain (loss) on
  investments and futures contracts                0.28             0.12(b)          0.38             0.35            (0.61)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.55             0.40             0.68             0.67            (0.30)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.26)           (0.28)           (0.30)           (0.32)           (0.31)
  From net realized gains                         (0.04)           (0.11)           (0.07)           (0.03)           (0.09)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.30)           (0.39)           (0.37)           (0.35)           (0.40)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  8.81             8.56             8.55             8.24             7.92
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                6.59(e)          4.83             8.36             8.69            (3.60)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                      1.81             1.81             1.84             1.82             1.84
  Net investment income(f)                         3.13             3.35(b)          3.57             4.06             3.78
  Waiver/reimbursement                             0.02               --               --               --               --
Portfolio turnover rate (%)                           5               11                9               15                5
Net assets, end of period (000's) ($)            26,347           27,120           23,954           24,417           34,383

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

----
 28

FINANCIAL HIGHLIGHTS

COLUMBIA TAX-EXEMPT INSURED FUND

                                                                           YEAR ENDED NOVEMBER 30,
                                                   2003             2002             2001             2000             1999
                                                 Class C          Class C          Class C          Class C          Class C
                                                 -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                             8.56             8.55             8.24             7.92             8.62
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                             0.30(a)          0.31(a)(b)       0.33(a)          0.34(c)          0.33
  Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.28             0.11(b)          0.37             0.35            (0.61)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.58             0.42             0.70             0.69            (0.28)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                       (0.29)           (0.30)           (0.32)           (0.34)           (0.33)
  From net realized gains                          (0.04)           (0.11)           (0.07)           (0.03)           (0.09)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (0.33)           (0.41)           (0.39)           (0.37)           (0.42)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                   8.81             8.56             8.55             8.24             7.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                              6.91             5.14             8.67             9.02            (3.31)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                       1.51             1.51             1.54             1.52             1.54
  Net investment income(f)                          3.42             3.65(b)          3.87             4.36             4.08
  Waiver/reimbursement                              0.32             0.30             0.30             0.30             0.30
Portfolio turnover rate (%)                            5               11                9               15                5
Net assets, end of period (000's) ($)             11,928           10,158            6,364              676              641

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor/distributor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                                                                            ----

NOTES

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----
 30

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV (formerly named Liberty Funds Trust IV): 811-2865

- Columbia Tax-Exempt Fund (formerly named Liberty Tax-Exempt Fund)

- Columbia Tax-Exempt Insured Fund (formerly named Liberty Tax-Exempt Insured
  Fund)

--------------------------------------------------------------------------------

(Columbia Funds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    TEF-01/377R-0304

COLUMBIA UTILITIES FUND                            Prospectus, April 1, 2004

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  11
How to Sell Shares...................................  12
Fund Policy on Trading of Fund Shares................  13
Distribution and Service Fees........................  14
Other Information About Your Account.................  14

MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Manager....................................  17


FINANCIAL HIGHLIGHTS                                   18
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of utilities companies. Up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in equity securities of non-utilities related companies. The Fund may invest up to 20% of its assets in securities of foreign utilities companies.

             -------------------------------------------------------------------

              UTILITY COMPANY SECURITIES

              Utility company securities in which the Fund may invest include securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include securities of companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in securities of companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the Fund's investment advisor uses a value investing strategy that focuses on buying stocks
              cheaply when they are undervalued or "out of favor." The
              advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management

----
 2

THE FUND

and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have

                                                                            ----

THE FUND

been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              Beginning in 2003, the Fund's benchmarks were changed to the Standard & Poor's Utility Index (S&P Utility Index), an
              unmanaged market cap-weighted index that tracks the
              performance of natural gas and electric companies, and the Standard & Poor's Telecom Index (S&P Telecom Index), an
              unmanaged market cap-weighted index that tracks the
              performance of telecommunications companies. Previously, the Fund's returns were compared to the Dow Jones Utility Average
              (Dow Average), an unmanaged, price-weighted average that
              tracks the performance of the utility industry in the United States. The advisor believes that the S&P Utility Index and the S&P Telecom Index, because of their greater emphasis on natural gas and electric companies, and telecommunications companies, respectively, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year
              periods are shown compared to the S&P Utility Index and the
              S&P Telecom Index, as well as the Fund's previous benchmark, the Dow Average. Unlike the Fund, indices are not
              investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                      -10.32%     34.75%      6.02%     28.26%     22.22%     13.36%     18.40%    -8.65%     -42.63%     15.92%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003



                                            For the periods shown in bar chart:
                                            Best quarter: 2nd quarter 2003, +18.35%
                                            Worst quarter: 3rd quarter 2002, -28.90%

----
 4

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                 1 YEAR           5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                             10.41            -4.93             4.55
  Return After Taxes on Distributions                             10.03            -7.07             2.46
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           7.20            -4.38             3.21
----------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             10.03            -4.94             4.28
  Return After Taxes on Distributions                              9.76            -6.87             2.48
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           6.83            -4.25             3.17
----------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             14.03            -4.71             4.28(1)
  Return After Taxes on Distributions                             13.65            -6.63             2.47(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           9.32            -4.07             3.16(1)
----------------------------------------------------------------------------------------------------------
S&P Utility Index (%)                                             26.27            -2.58             4.51
----------------------------------------------------------------------------------------------------------
S&P Telecom Index (%)                                              7.05           -14.71             2.90
----------------------------------------------------------------------------------------------------------
Dow Average (%)                                                   29.39             0.70             6.33

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee (%)                                               0.65            0.65            0.65
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(1) (%)                                            0.43            0.43            0.43
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.33            2.08            2.08

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $604           $876           $1,169           $2,000
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $211           $652           $1,119           $2,219
          sold all your shares at
          the end of the period                                   $711           $952           $1,319           $2,219
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $211           $652           $1,119           $2,410
          sold all your shares at
          the end of the period                                   $311           $652           $1,119           $2,410

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

----
 8

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                               COMMISSION %
Less than $3 million                                               1.00
---------------------------------------------------------------------------
$3 million to less than $5 million                                 0.80
---------------------------------------------------------------------------
$5 million to less than $25 million                                0.50
---------------------------------------------------------------------------
$25 million or more                                                0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually

                                                                            ----

YOUR ACCOUNT

disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

----
 10

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 12

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $500 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

                                                                            ----

YOUR ACCOUNT

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

----
 14

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

No significant part of Fund distributions is expected to be derived from qualified dividend income.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.65% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
EDWARD PAIK, a vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Paik has been associated with Columbia Management or its predecessors since March, 2000. Prior to joining Columbia Management in March, 2000, Mr. Paik was an equity research analyst in global utilities for Lehman Brothers from 1996 to 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class A          Class A          Class A          Class A          Class A
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.46            18.75            25.49            22.85            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.23             0.26             0.29             0.50             0.40
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 0.48            (7.04)           (1.74)            4.23             2.32
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.71            (6.78)           (1.45)            4.73             2.72
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.20)           (0.30)           (0.38)           (0.42)           (0.34)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.20)           (2.51)           (5.29)           (2.09)           (1.00)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.97             9.46            18.75            25.49            22.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                7.65           (41.18)           (7.25)           22.37            13.15
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            1.41             1.30             1.19             1.15             1.22
  Interest expense                                   --(d)            --(d)            --               --               --
  Expenses(c)                                      1.41             1.30             1.19             1.15             1.22
  Net investment income(c)                         2.45             2.03             1.44             2.13             1.80
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)           304,413          346,352          680,675          449,081          354,053

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

----
 18

FINANCIAL HIGHLIGHTS

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class B          Class B          Class B          Class B          Class B
                                                 ------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.46            18.73            25.45            22.82            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.16             0.17             0.14             0.33             0.23
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 0.48            (7.05)           (1.73)            4.22             2.32
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.64            (6.88)           (1.59)            4.55             2.55
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                      (0.14)           (0.18)           (0.22)           (0.25)           (0.20)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.14)           (2.39)           (5.13)           (1.92)           (0.86)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.96             9.46            18.73            25.45            22.82
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                6.84           (41.63)           (7.90)           21.43            12.32
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            2.16             2.05             1.94             1.90             1.97
  Interest expense                                 --(d)              --(d)            --               --               --
  Expenses(c)                                      2.16             2.05             1.94             1.90             1.97
  Net investment income(c)                         1.70             1.28             0.69             1.38             1.05
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)            67,530           87,051          265,004          691,943          733,031

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class C          Class C          Class C          Class C          Class C
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.47            18.74            25.44            22.81            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.16             0.17             0.14             0.33             0.23
  Net realized and unrealized gain
  (loss) on investments and foreign currency       0.47            (7.05)           (1.71)            4.22             2.31
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.63            (6.88)           (1.57)            4.55             2.54
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                      (0.14)           (0.18)           (0.22)           (0.25)           (0.20)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.14)           (2.39)           (5.13)           (1.92)           (0.86)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.96             9.47            18.74            25.44            22.81
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                6.73           (41.61)           (7.81)           21.44            12.33
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            2.16             2.05             1.94             1.90             1.97
  Interest expense                                   --(d)            --(d)            --               --               --
  Expenses(c)                                      2.16             2.05             1.94             1.90             1.97
  Net investment income(c)                         1.70             1.28             0.69             1.38             1.05
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)             6,712            7,501           11,558            7,185            3,777

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

----
 20

NOTES

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                                                                            ----

NOTES

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----
 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV (formerly named Liberty Funds Trust IV): 811-2865

- Columbia Utilities Fund (formerly named Liberty Utilities Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
         ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    759-01/379R-0304

COLUMBIA UTILITIES FUND                            Prospectus, April 1, 2004

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Other Information About Your Account.................  11


MANAGING THE FUND                                      13
---------------------------------------------------------
Investment Advisor...................................  13
Portfolio Manager....................................  13

FINANCIAL HIGHLIGHTS                                   14
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks current income and long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of utilities companies. Up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in equity securities of non-utilities related companies. The Fund may invest up to 20% of its assets in securities of foreign utilities companies.

             -------------------------------------------------------------------

              UTILITY COMPANY SECURITIES

              Utility company securities in which the Fund may invest include securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include securities of companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in securities of companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the Fund's investment advisor uses a value investing strategy that focuses on buying stocks
              cheaply when they are undervalued or "out of favor." The
              advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

              Beginning in 2003, the Fund's benchmarks were changed to the Standard & Poor's Utility Index (S&P Utility Index), an
              unmanaged market cap-weighted index that tracks the
              performance of natural gas and electric companies, and the Standard & Poor's Telecom Index (S&P Telecom Index), an
              unmanaged market cap-weighted index that tracks the
              performance of telecommunications companies. Previously, the Fund's returns were compared to the Dow Jones Utility Average
              (Dow Average), an unmanaged price-weighted average that
              tracks the performance of the utility industry in the United States. The advisor believes that the S&P Utility Index and the S&P Telecom Index, because of their greater emphasis on natural gas and electric companies, and telecommunications companies, respectively, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year
              periods are shown compared to the S&P Utility Index and the
              S&P Telecom Index, as well as the Fund's previous benchmark, the Dow Average. Unlike the Fund, indices are not
              investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                  (BAR CHART)

                       -10.32%    34.75%     6.02%     28.26%     22.22%     13.54%     18.76%    -8.51%      -42.48%     16.12%
                        1994       1995      1996       1997       1998       1999       2000       2001       2002       2003



                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 2003, +18.33%
                                                          Worst quarter: 3rd quarter 2002, -28.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                                1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                                            16.12           -3.79(1)         5.17(1)
  Return After Taxes on Distributions                                            15.67           -6.04(1)         3.03(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         10.99           -3.49(1)         3.73(1)
------------------------------------------------------------------------------------------------------------------------
S&P Utility Index (%)                                                            26.27           -2.58            4.51
------------------------------------------------------------------------------------------------------------------------
S&P Telecom Index (%)                                                             7.05          -14.71            2.90
------------------------------------------------------------------------------------------------------------------------
Dow Average (%)                                                                  29.39            0.70            6.33

 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on August 3, 1981, and Class Z shares were initially offered on January 29, 1999.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.65
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(1) (%)                                           0.43
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.08

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  1$10      $343      $595      $1,317

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or to take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund and mailed to Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares of another fund distributed by Columbia Funds
                       Distributor, Inc. at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial

----
 10

YOUR ACCOUNT

intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

No significant part of Fund distributions is expected to be derived from qualified dividend income.

----
 12

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.65% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
EDWARD PAIK, a vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Paik has been associated with Columbia Management or its predecessors since March, 2000. Prior to joining Columbia Management in March, 2000, Mr. Paik was an equity research analyst in global utilities for Lehman Brothers from 1996 to 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since the inception of Class Z shares, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                                                                    PERIOD ENDED
                                                                       YEAR ENDED NOVEMBER 30,                      NOVEMBER 30,
                                                          2003           2002           2001           2000           1999(A)
                                                        Class Z        Class Z        Class Z        Class Z         Class Z
                                                         ------         ------         -----          -----             -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                    9.44          18.74         25.49          22.87             21.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                 0.25           0.28          0.36           0.56              0.37
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.48          (7.03)        (1.77)          4.21              1.30
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           0.73          (6.75)        (1.41)          4.77              1.67
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                              (0.22)         (0.34)        (0.43)         (0.48)            (0.30)
  From net realized gains                                    --          (2.21)        (4.91)         (1.67)               --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (0.22)         (2.55)        (5.34)         (2.15)            (0.30)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                          9.95           9.44         18.74          25.49             22.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                        7.90         (41.09)        (7.06)         22.57              7.82(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(e)                                    1.16           1.05          0.94           0.90              0.97(f)
  Interest expense                                           --(g)        --()(g)         --             --                --
  Expenses(e)                                              1.16           1.05          0.94           0.90              0.97(f)
  Net investment income(e)                                 2.70           2.28          1.69           2.38              1.99(f)
Portfolio turnover rate (%)                                  75             61            60            102                28
Net assets, end of period (000's) ($)                    26,237         28,565            32            321               524

 (a) Class Z shares were initially offered on January 29, 1999. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (f) Annualized.

 (g) Rounds to less than 0.01%.

----
 14

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV (formerly named Liberty Funds Trust IV): 811-2865

- Columbia Utilities Fund (formerly named Liberty Utilities Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    759-01/376R-0304